Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
	Feb. 03, 2020	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
C000108404
Account Value [Line Items]
Line Graph and Table Measure Name			JAG Large Cap Growth Fund
Account Value		$ 34,943	$ 9,422	$ 23,918	$ 18,985	$ 27,012	$ 21,790	$ 16,532	$ 17,539	$ 13,901	$ 11,063	$ 9,864
C000108406
Account Value [Line Items]
Line Graph and Table Measure Name			JAG Large Cap Growth Fund
Account Value		$ 38,004	$ 10,000	25,949	20,560	29,173	23,470	17,760	18,795	14,854	11,798	10,492
C000218687
Account Value [Line Items]
Line Graph and Table Measure Name		JAG Large Cap Growth Fund
Account Value	$ 10,000	$ 19,718		13,418	10,588	14,971	12,006
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		35,098	$ 10,000	25,741	21,165	25,040	19,260	16,727	16,044	13,607	11,472	9,939
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000	19,107		14,013	11,522	13,631	10,485
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		46,145	$ 10,000	32,453	25,410	32,825	25,782	18,746	18,076	14,312	11,737	10,317
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value		46,145	$ 10,000	32,453	25,410	32,825	25,782	$ 18,746	$ 18,076	$ 14,312	$ 11,737	$ 10,317
Russell 1000 Growth Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Account Value	$ 10,000	$ 21,511		$ 15,128	$ 11,845	$ 15,301	$ 12,018